STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 0	$ 0	$ (60)	$ (60)
Beginning balance, shares at Dec. 31, 2023	0
Net loss			(60)	(60)
Ending balance, value at Dec. 31, 2024	$ 0	0	(120)	(120)
Beginning balance, shares at Dec. 31, 2024	0
Capital contribution		1,725		1,725
Net loss			(323)	(323)
Ending balance, value at Dec. 31, 2025	$ 0	$ 1,725	$ (443)	$ 1,282
Beginning balance, shares at Dec. 31, 2025	0